Report of Independent Registered Public Accounting
Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Allspring Discovery Fund, NVIT
American Funds Asset Allocation Fund, NVIT American Funds
Bond Fund, NVIT American Funds Global Growth Fund, NVIT
American Funds Growth Fund, NVIT American Funds Growth-
Income Fund, NVIT Amundi Multi Sector Bond Fund, NVIT AQR
Large Cap Defensive Style Fund, NVIT BlackRock Equity Dividend
Fund, NVIT Blackrock Managed Global Allocation Fund, NVIT
BlueprintSM Aggressive Fund, NVIT BlueprintSM Balanced Fund,
NVIT BlueprintSM Capital Appreciation Fund, NVIT BlueprintSM Conservative Fund, NVIT BlueprintSM Managed Growth & Income
Fund, NVIT BlueprintSM Managed Growth Fund, NVIT
BlueprintSM Moderate Fund, NVIT BlueprintSM Moderately
Aggressive Fund, NVIT BlueprintSM Moderately Conservative
Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon
Dynamic U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity
Income Fund, NVIT BNY Mellon Sustainable U.S. Equity Fund,
NVIT Bond Index Fund, NVIT Columbia Overseas Value Fund,
NVIT Core Bond Fund, NVIT DoubleLine Total Return Tactical
Fund, NVIT Emerging Markets Fund, NVIT Federated High
Income Bond Fund, NVIT Government Bond Fund, NVIT
Government Money Market Fund, NVIT GS Emerging Markets
Equity Insights Fund, NVIT GS International Equity Insights
Fund, NVIT GS Large Cap Equity Insights Fund, NVIT GS Small
Cap Equity Insights Fund, NVIT International Equity Fund, NVIT International Index Fund, NVIT iShares(r) Fixed Income ETF
Fund, NVIT iShares(r) Global Equity ETF Fund, NVIT J.P. Morgan
U.S. Equity Fund, NVIT Investor Destinations Aggressive Fund,
NVIT Investor Destinations Balanced Fund, NVIT Investor
Destinations Capital Appreciation Fund, NVIT Investor
Destinations Conservative Fund, NVIT Investor Destinations
Managed Growth Fund, NVIT Investor Destinations Managed
Growth & Income Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Aggressive Fund,
NVIT Investor Destinations Moderately Conservative Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Managed American Funds Growth-Income Fund, NVIT Mid Cap Index Fund, , NVIT J.P.
Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan
Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund,
NVIT J.P. Morgan US Technology Leaders Fund, NVIT J.P.
Morgan MozaicSM Multi-Asset Fund, NVIT Multi-Manager Mid
Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund,
NVIT Multi-Manager Small Cap Value Fund, NVIT Multi-Manager
Small Company Fund, NVIT Jacobs Levy Large Cap Core Fund,
NVIT NS Partners International Focused Growth Fund, NVIT Real
Estate Fund, NVIT S&P 500 Index Fund, NVIT Short Term Bond
Fund, NVIT Small Cap Index Fund and NVIT U.S. 130/30 Equity
Fund
In planning and performing our audits of the financial statements of each of the funds constituting Nationwide Variable Insurance
Trust as listed in Appendix A (hereafter referred to as the "Funds") as of and for the periods ended December 31, 2022, in accordance with the standards of the Public Company Accounting Oversight
Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.
 Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
 A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2022.
This report is intended solely for the information and use of the Board of Trustees of Nationwide Variable Insurance Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023




Appendix A
1.	NVIT Allspring Discovery Fund
2.	NVIT American Funds Asset Allocation Fund
3.	NVIT American Funds Bond Fund
4.	NVIT American Funds Global Growth Fund
5.	NVIT American Funds Growth Fund
6.	NVIT American Funds Growth-Income Fund
7.	NVIT Amundi Multi Sector Bond Fund
8.	NVIT AQR Large Cap Defensive Style Fund
9.	NVIT BlackRock Equity Dividend Fund
10.	NVIT Blackrock Managed Global Allocation Fund
11.	NVIT BlueprintSM Aggressive Fund
12.	NVIT BlueprintSM Balanced Fund
13.	NVIT BlueprintSM Capital Appreciation Fund
14.	NVIT BlueprintSM Conservative Fund
15.	NVIT BlueprintSM Managed Growth & Income Fund
16.	NVIT BlueprintSM Managed Growth Fund
17.	NVIT BlueprintSM Moderate Fund
18.	NVIT BlueprintSM Moderately Aggressive Fund
19.	NVIT BlueprintSM Moderately Conservative Fund
20.	NVIT BNY Mellon Core Plus Bond Fund
21.	NVIT BNY Mellon Dynamic U.S. Core Fund
22.	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
23.	NVIT BNY Mellon Sustainable U.S. Equity Fund
24.	NVIT Bond Index Fund
25.	NVIT Columbia Overseas Value Fund
26.	NVIT Core Bond Fund
27.	NVIT DoubleLine Total Return Tactical Fund
28.	NVIT Emerging Markets Fund
29.	NVIT Federated High Income Bond Fund
30.	NVIT Government Bond Fund
31.	NVIT Government Money Market Fund
32.	NVIT GS Emerging Markets Equity Insights Fund
33.	NVIT GS International Equity Insights Fund
34.	NVIT GS Large Cap Equity Insights Fund
35.	NVIT GS Small Cap Equity Insights Fund
36.	NVIT International Equity Fund
37.	NVIT International Index Fund
38.	NVIT Investor Destinations Aggressive Fund
39.	NVIT Investor Destinations Balanced Fund
40.	NVIT Investor Destinations Capital Appreciation Fund
41.	NVIT Investor Destinations Conservative Fund
42.	NVIT Investor Destinations Managed Growth Fund
43.	NVIT Investor Destinations Managed Growth & Income
Fund
44.	NVIT Investor Destinations Moderate Fund
45.	NVIT Investor Destinations Moderately Aggressive Fund
46.	NVIT Investor Destinations Moderately Conservative
Fund
47.	NVIT iShares(r) Fixed Income ETF Fund
48.	NVIT iShares(r) Global Equity ETF Fund
49.	NVIT J.P. Morgan U.S. Equity Fund
50.	NVIT J.P. Morgan Digital Evolution Strategy Fund*
51.	NVIT J.P. Morgan Innovators Fund*
52.	NVIT J.P. Morgan Large Cap Growth Fund*
53.	NVIT J.P. Morgan US Technology Leaders Fund*
54.	NVIT J.P. Morgan MozaicSM Multi-Asset Fund
55.	NVIT Jacobs Levy Large Cap Growth Fund
56.	NVIT Managed American Funds Asset Allocation Fund
57.	NVIT Managed American Funds Growth-Income Fund
58.	NVIT Mid Cap Index Fund
59.	NVIT Multi-Manager Mid Cap Value Fund
60.	NVIT Multi-Manager Small Cap Growth Fund
61.	NVIT Multi-Manager Small Cap Value Fund
62.	NVIT Multi-Manager Small Company Fund
63.	NVIT Neuberger Berman Multi Cap Opportunities Fund
64.	NVIT NS Partners International Focused Growth Fund
65.	NVIT Real Estate Fund
66.	NVIT S&P 500 Index Fund
67.	NVIT Short Term Bond Fund
68.	NVIT Small Cap Index Fund
69.	NVIT U.S. 130/30 Equity Fund

* April 27, 2022 (commencement of operations) through
December 31, 2022


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